SHARE CAPITAL - Disclosure of deferred share units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred share units outstanding, beginning of year	1,348,765	1,266,199
Deferred share units outstanding, weighted average grant price, beginning of year	$ 3.24	$ 3
Deferred share units, granted	0	82,566
Deferred share units, granted, weighted average grant price	$ 0	$ 6.9
Deferred share units, redeemed	(304,561)	0
Deferred share units, redeemed, weighted average grant price	$ 3.41	$ 0
Deferred share units outstanding, end of year	1,044,204	1,348,765
Deferred share units outstanding, weighted average grant price, end of year	$ 3.19	$ 3.24
Deferred share units, fair value	1,044,204	1,348,765
Deferred share units, fair value, weighted average grant price	$ 4.38	$ 5.35
Deferred Share Units redeemable at Director's retirement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred share units outstanding, beginning of year	0	0
Deferred share units, granted	109,634	0
Deferred share units settled for shares	(5,038)	0
Deferred share units outstanding, end of year	104,596	0